ESTIMATION OF FAIR VALUE (Details 2) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Baseline scenario [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Sensitivity of fair value of mortgage-backed securities	[1]	$ 19,602	$ 27,377
Favorable scenario [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Sensitivity of fair value of mortgage-backed securities	[2]	80	302
Unfavorable scenario [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Sensitivity of fair value of mortgage-backed securities	[3]	$ (95)	$ (343)

[1]	Fair value as of December 31, 2017 and 2016 calculated based on valuation scenario, considers 12-month Moving Average Prepayment between 12.4% and 15.8% and 12.3% and 16.0% respectively, and 1 Time Delinquency Curve.
[2]	Pre-payment of 10% and 1 time delinquency curve
[3]	Pre-payment of 20% and 1 time delinquency curve